Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment expenses reviewed by the CDMO

The following table provides R&D expenses by program with a reconciliation to net income (loss) for the periods indicated, which are regularly reviewed by the CODM:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)		(in thousands)
Collaboration and other revenue	$6,500	$—	$6,500	$—
Program expenses:
BA3182 (CAB EpCAM x CAB CD3)	$322	$2,136	$2,141	$3,076
Other CAB Programs	2,031	8,032	2,044	14,300
Total program expenses	2,353	10,168	4,185	17,376
Personnel and related	481	2,145	2,248	5,603
Equity-based compensation	135	567	457	1,342
Facilities and other	373	804	1,034	1,718
Total research and development expenses	3,342	13,684	7,924	26,039
General and administrative expenses
Personnel and related	727	1,577	1,910	3,680
Equity-based compensation	485	810	1,119	1,680
Facilities and other	1,719	2,576	4,628	4,862
Total general and administrative expenses	2,931	4,963	7,657	10,222
Interest and other income (expense)	225	(64)	3,189	2,216
Net income (loss) and comprehensive income (loss)	$452	$(18,711)	$(5,892)	$(34,045)

The following table provides R&D expenses by program with a reconciliation to net loss for the periods indicated, which are regularly reviewed by the CODM:

	Years Ended December 31,
	2025	2024
	(in thousands)
Collaboration and other revenue	$2,000	$11,000
Program expenses:
Mecbotamab vedotin, BA3011 (CAB AXL-ADC)	7,848	12,934
Ozuriftamab vedotin, BA3021 (CAB ROR2-ADC)	5,446	8,962
Evalstotug, BA3071 (CAB CTLA-4)	5,026	9,103
BA3182 (CAB EpCAM x CAB CD3)	7,869	5,111
Other CAB Programs	3,768	6,912
Total program expenses	29,957	43,022
Personnel and related	8,180	12,082
Equity-based compensation	2,199	4,238
Facilities and other	3,237	3,753
Total research and development expenses	43,573	63,095
General and administrative expenses
Personnel and related	5,286	7,213
Equity-based compensation	3,235	4,683
Facilities and other	9,211	9,952
Total general and administrative expenses	17,732	21,848
Interest and other income (expense)	(302)	4,167
Net loss and comprehensive loss	$(59,607)	$(69,776)